Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

May 31, 2019

MCE-QTLY-0719
1.870938.111

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	294,217	$3,074,568
Zayo Group Holdings, Inc. (a)	951	31,098
		3,105,666
Entertainment - 0.6%
Viacom, Inc. Class B (non-vtg.)	252,194	7,321,192
Interactive Media & Services - 0.1%
IAC/InterActiveCorp (a)	842	185,956
TripAdvisor, Inc. (a)(b)	14,829	626,822
		812,778
Media - 1.8%
CBS Corp. Class B	25,700	1,240,796
DISH Network Corp. Class A (a)	199,922	7,219,183
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	28,379	1,022,212
Liberty SiriusXM Series C (a)	53,056	1,917,444
News Corp. Class B	12,401	144,472
Omnicom Group, Inc.	109,877	8,500,085
Sinclair Broadcast Group, Inc. Class A	1,446	77,621
		20,121,813

TOTAL COMMUNICATION SERVICES		31,361,449

CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.0%
BorgWarner, Inc.	175,741	6,235,291
Gentex Corp.	95,391	2,037,552
Lear Corp.	25,447	3,028,956
		11,301,799
Automobiles - 0.0%
Ford Motor Co.	23,944	227,947
General Motors Co.	1,056	35,207
		263,154
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	19,042	2,609,897
Frontdoor, Inc. (a)	59,352	2,386,544
Grand Canyon Education, Inc. (a)	3,213	385,110
Service Corp. International	15,622	685,337
		6,066,888
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	32,457	1,129,179
Chipotle Mexican Grill, Inc. (a)	3,185	2,102,004
Darden Restaurants, Inc.	24,163	2,810,640
Extended Stay America, Inc. unit	214,287	3,672,879
Royal Caribbean Cruises Ltd.	17,605	2,143,585
U.S. Foods Holding Corp. (a)	197,907	6,839,666
Yum China Holdings, Inc.	87,669	3,507,637
		22,205,590
Household Durables - 2.5%
D.R. Horton, Inc.	99,566	4,257,442
Garmin Ltd.	89,459	6,841,824
NVR, Inc. (a)	2,400	7,683,768
PulteGroup, Inc.	152,810	4,737,110
Toll Brothers, Inc.	112,059	3,896,291
		27,416,435
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	136,016	4,887,055
Multiline Retail - 0.5%
Dollar General Corp.	3,679	468,263
Kohl's Corp.	22,228	1,096,285
Target Corp.	44,855	3,608,585
		5,173,133
Specialty Retail - 3.2%
AutoNation, Inc. (a)	27,448	1,083,373
AutoZone, Inc. (a)	9,842	10,108,817
Best Buy Co., Inc.	105,597	6,617,764
Dick's Sporting Goods, Inc.	134,888	4,654,985
O'Reilly Automotive, Inc. (a)	10,926	4,057,589
Ross Stores, Inc.	88,204	8,202,090
Ulta Beauty, Inc. (a)	4,196	1,398,862
		36,123,480
Textiles, Apparel & Luxury Goods - 2.6%
Capri Holdings Ltd. (a)	43,006	1,396,835
Kontoor Brands, Inc. (a)	594	17,404
lululemon athletica, Inc. (a)	50,974	8,440,785
PVH Corp.	57,666	4,912,567
Ralph Lauren Corp.	59,443	6,249,243
Tapestry, Inc.	108,594	3,101,445
VF Corp.	66,078	5,410,467
		29,528,746

TOTAL CONSUMER DISCRETIONARY		142,966,280

CONSUMER STAPLES - 4.5%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	65,551	3,603,994
Food & Staples Retailing - 0.6%
Kroger Co.	305,240	6,962,524
Food Products - 2.6%
Archer Daniels Midland Co.	201,282	7,713,126
Conagra Brands, Inc.	260	6,960
Lamb Weston Holdings, Inc.	4,394	260,345
Pilgrim's Pride Corp. (a)	117,404	3,002,020
The Hershey Co.	69,152	9,125,298
Tyson Foods, Inc. Class A	121,840	9,246,438
		29,354,187
Household Products - 0.9%
Church & Dwight Co., Inc.	2,312	172,036
Clorox Co.	28,933	4,305,520
Colgate-Palmolive Co.	1,782	124,063
Kimberly-Clark Corp.	39,253	5,020,066
Spectrum Brands Holdings, Inc. (b)	12,018	632,988
		10,254,673

TOTAL CONSUMER STAPLES		50,175,378

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cabot Oil & Gas Corp.	244,307	6,112,561
Cheniere Energy, Inc. (a)	75,924	4,796,878
Devon Energy Corp.	248,053	6,241,013
Kinder Morgan, Inc.	26,996	538,570
Marathon Oil Corp.	347,364	4,567,837
Targa Resources Corp.	26,732	1,028,113
The Williams Companies, Inc.	52,080	1,373,870
		24,658,842
FINANCIALS - 13.7%
Banks - 2.6%
Comerica, Inc.	96,601	6,648,081
Fifth Third Bancorp	69,032	1,829,348
KeyCorp	48,171	769,291
M&T Bank Corp.	55,229	8,814,548
PNC Financial Services Group, Inc.	9,102	1,158,321
Regions Financial Corp.	530,198	7,332,638
SunTrust Banks, Inc.	50,372	3,022,824
		29,575,051
Capital Markets - 4.2%
Ameriprise Financial, Inc.	23,676	3,272,733
Charles Schwab Corp.	4,009	166,814
E*TRADE Financial Corp.	51,632	2,313,114
FactSet Research Systems, Inc.	28,000	7,789,600
Franklin Resources, Inc.	2,702	85,978
IntercontinentalExchange, Inc.	4,172	342,980
Invesco Ltd.	341,421	6,671,366
LPL Financial	87,004	6,979,461
Morningstar, Inc.	47,130	6,600,085
MSCI, Inc.	29,850	6,567,299
Raymond James Financial, Inc.	9,621	794,502
SEI Investments Co.	104,949	5,273,687
		46,857,619
Consumer Finance - 2.6%
Ally Financial, Inc.	270,310	7,803,850
Capital One Financial Corp.	1,893	162,552
Discover Financial Services	130,546	9,732,204
OneMain Holdings, Inc.	39,019	1,165,498
Synchrony Financial	291,666	9,808,728
		28,672,832
Insurance - 3.6%
American International Group, Inc. warrants 1/19/21 (a)	574	6,262
Arch Capital Group Ltd. (a)	4,198	144,537
First American Financial Corp.	123,453	6,376,347
FNF Group	158,631	6,115,225
Hartford Financial Services Group, Inc.	93,083	4,901,751
Lincoln National Corp.	59,168	3,517,538
Loews Corp.	94,880	4,873,037
Old Republic International Corp.	277,922	6,128,180
Progressive Corp.	21,300	1,688,664
Prudential Financial, Inc.	33,382	3,083,829
Selective Insurance Group, Inc.	7,249	519,391
Unum Group	116,281	3,661,689
		41,016,450
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	60,459	532,644
MFA Financial, Inc.	773,844	5,447,862
		5,980,506
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	79,909	1,793,957

TOTAL FINANCIALS		153,896,415

HEALTH CARE - 11.8%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	8,848	1,005,841
Alnylam Pharmaceuticals, Inc. (a)	5,795	391,278
Biogen, Inc. (a)	25,806	5,658,998
bluebird bio, Inc. (a)(b)	3,344	401,012
Exact Sciences Corp. (a)	6,155	637,843
Ionis Pharmaceuticals, Inc. (a)(b)	6,205	407,048
Regeneron Pharmaceuticals, Inc. (a)	13,873	4,185,762
Sage Therapeutics, Inc. (a)	1,309	224,978
		12,912,760
Health Care Equipment & Supplies - 4.8%
Baxter International, Inc.	74,262	5,453,801
Dentsply Sirona, Inc.	140,031	7,543,470
DexCom, Inc. (a)	32,641	3,959,353
Edwards Lifesciences Corp. (a)	66,137	11,289,586
Haemonetics Corp. (a)	2,354	228,314
Hill-Rom Holdings, Inc.	45,215	4,347,422
Hologic, Inc. (a)	170,713	7,513,079
IDEXX Laboratories, Inc. (a)	4,350	1,086,500
Masimo Corp. (a)	51,119	6,683,298
Tandem Diabetes Care, Inc. (a)	2,981	204,377
Varian Medical Systems, Inc. (a)	22,754	2,872,920
Zimmer Biomet Holdings, Inc.	19,446	2,215,483
		53,397,603
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	21,851	1,701,319
Cardinal Health, Inc.	125,646	5,285,927
Centene Corp. (a)	156,386	9,031,292
Chemed Corp.	6,649	2,180,473
HCA Holdings, Inc.	32,466	3,927,087
Humana, Inc.	11,407	2,793,118
Molina Healthcare, Inc. (a)	1,528	217,373
Quest Diagnostics, Inc.	81,744	7,840,067
Universal Health Services, Inc. Class B	8,437	1,008,643
Wellcare Health Plans, Inc. (a)	3,134	865,579
		34,850,878
Health Care Technology - 0.5%
Cerner Corp.	78,697	5,506,429
Veeva Systems, Inc. Class A (a)	3,039	468,887
		5,975,316
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	125,708	8,428,721
Bio-Rad Laboratories, Inc. Class A (a)	3,801	1,090,621
Bruker Corp.	55,677	2,325,628
Illumina, Inc. (a)	8,770	2,691,601
IQVIA Holdings, Inc. (a)	4,165	565,815
PRA Health Sciences, Inc. (a)	25,244	2,189,412
		17,291,798
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	16,649	2,090,282
Mylan NV (a)	330,277	5,548,654
		7,638,936

TOTAL HEALTH CARE		132,067,291

INDUSTRIALS - 12.8%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	1,464	163,221
L3 Technologies, Inc.	6,126	1,482,860
		1,646,081
Airlines - 0.3%
JetBlue Airways Corp. (a)	172,397	2,970,400
Building Products - 0.2%
Armstrong World Industries, Inc.	8,225	729,558
Johnson Controls International PLC (b)	44,309	1,706,783
		2,436,341
Commercial Services & Supplies - 1.8%
Cintas Corp.	3,784	839,405
Copart, Inc. (a)	23,020	1,645,470
KAR Auction Services, Inc.	128,818	7,242,148
Republic Services, Inc.	107,682	9,108,820
Waste Management, Inc.	15,580	1,703,673
		20,539,516
Construction & Engineering - 0.1%
EMCOR Group, Inc.	15,946	1,284,610
Electrical Equipment - 0.7%
Acuity Brands, Inc.	21,406	2,647,280
Regal Beloit Corp.	66,726	4,850,980
		7,498,260
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	15,705	5,401,264
Machinery - 5.4%
AGCO Corp.	96,543	6,425,902
Allison Transmission Holdings, Inc.	133,881	5,541,335
Cummins, Inc.	61,184	9,224,100
Dover Corp.	2,379	212,706
Gardner Denver Holdings, Inc. (a)	64,212	2,181,282
Ingersoll-Rand PLC	89,756	10,621,725
Lincoln Electric Holdings, Inc.	2,118	160,841
Oshkosh Corp.	87,253	6,211,541
PACCAR, Inc.	142,365	9,370,464
Parker Hannifin Corp.	19,413	2,956,988
Pentair PLC	64,517	2,246,482
Stanley Black & Decker, Inc.	41,679	5,302,402
		60,455,768
Professional Services - 2.3%
IHS Markit Ltd. (a)	166,503	9,555,607
Insperity, Inc.	40,051	4,561,809
Manpower, Inc.	75,788	6,481,390
Robert Half International, Inc.	106,645	5,722,571
		26,321,377
Road & Rail - 0.7%
Kansas City Southern	63,125	7,150,800
Norfolk Southern Corp.	2,445	477,117
		7,627,917
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	28,013	1,162,259
W.W. Grainger, Inc.	22,753	5,954,233
WESCO International, Inc. (a)	17,134	802,385
		7,918,877

TOTAL INDUSTRIALS		144,100,411

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 0.8%
Ciena Corp. (a)	29,300	1,023,742
EchoStar Holding Corp. Class A (a)	3,264	139,634
Juniper Networks, Inc.	266,561	6,560,066
Motorola Solutions, Inc.	10,788	1,617,661
		9,341,103
Electronic Equipment & Components - 3.2%
Avnet, Inc.	9,304	379,975
CDW Corp.	81,801	8,052,490
Dell Technologies, Inc. (a)	114,972	6,846,583
Dolby Laboratories, Inc. Class A	56,660	3,511,220
Jabil, Inc.	26,279	646,201
Keysight Technologies, Inc. (a)	68,137	5,119,133
National Instruments Corp.	101,281	3,908,434
Trimble, Inc. (a)	43,161	1,722,124
Zebra Technologies Corp. Class A (a)	35,760	6,130,694
		36,316,854
IT Services - 7.2%
Alliance Data Systems Corp.	2,049	281,738
Amdocs Ltd.	124,384	7,390,897
Booz Allen Hamilton Holding Corp. Class A	118,898	7,510,787
Broadridge Financial Solutions, Inc.	44,341	5,536,861
Conduent, Inc. (a)	11,004	97,936
CoreLogic, Inc. (a)	15,409	603,879
DXC Technology Co.	145,075	6,896,866
Euronet Worldwide, Inc. (a)	1,682	260,777
Fidelity National Information Services, Inc.	101,804	12,247,017
First Data Corp. Class A (a)	35,626	905,613
Genpact Ltd.	44,515	1,609,217
GoDaddy, Inc. (a)	105,435	7,844,364
Okta, Inc. (a)(b)	23,873	2,702,901
Paychex, Inc.	30,994	2,658,975
Sabre Corp.	280,096	5,680,347
Square, Inc. (a)	46,667	2,891,021
Total System Services, Inc.	18,612	2,299,140
Twilio, Inc. Class A (a)(b)	58,641	7,740,026
Worldpay, Inc. (a)	46,398	5,643,853
		80,802,215
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	354,948	9,729,125
Analog Devices, Inc.	523	50,532
Lam Research Corp.	55,055	9,613,154
Marvell Technology Group Ltd.	2,597	57,913
Maxim Integrated Products, Inc.	78,364	4,121,163
Micron Technology, Inc. (a)	108,028	3,522,793
ON Semiconductor Corp. (a)	132,461	2,352,507
Qorvo, Inc. (a)	15,794	966,277
Xilinx, Inc.	96,466	9,869,436
		40,282,900
Software - 4.9%
Atlassian Corp. PLC (a)	64,109	8,070,041
Autodesk, Inc. (a)	3,780	608,240
Cadence Design Systems, Inc. (a)	135,131	8,590,278
Citrix Systems, Inc.	68,792	6,474,703
Fortinet, Inc. (a)	16,948	1,228,391
LogMeIn, Inc.	2,208	158,601
Manhattan Associates, Inc. (a)	363	23,766
Nuance Communications, Inc. (a)	368,521	6,327,506
Parametric Technology Corp. (a)	8,316	699,043
Red Hat, Inc. (a)	21,062	3,881,727
ServiceNow, Inc. (a)	4,772	1,249,930
SS&C Technologies Holdings, Inc.	57,422	3,195,534
Symantec Corp.	39,122	732,755
Synopsys, Inc. (a)	73,173	8,520,264
Tableau Software, Inc. (a)	8,839	994,122
Verint Systems, Inc. (a)	63,177	3,585,295
Workday, Inc. Class A (a)	2,968	605,828
		54,946,024
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	37,564	515,378
HP, Inc.	207,898	3,883,535
Xerox Corp.	215,733	6,603,587
		11,002,500

TOTAL INFORMATION TECHNOLOGY		232,691,596

MATERIALS - 4.7%
Chemicals - 1.6%
CF Industries Holdings, Inc.	163,240	6,568,778
Eastman Chemical Co.	86,345	5,605,517
Ecolab, Inc.	3,668	675,242
Huntsman Corp.	322,641	5,604,274
The Mosaic Co.	2,854	61,275
		18,515,086
Construction Materials - 0.1%
nVent Electric PLC	47,951	1,105,750
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	333,490	4,335,370
International Paper Co.	4,446	184,376
		4,519,746
Metals & Mining - 2.3%
Freeport-McMoRan, Inc.	489,854	4,756,482
Newmont Goldcorp Corp.	245,961	8,138,849
Nucor Corp.	145,003	6,960,144
Reliance Steel & Aluminum Co.	52,911	4,405,899
Steel Dynamics, Inc.	75,067	1,887,935
		26,149,309
Paper & Forest Products - 0.3%
Domtar Corp.	69,847	2,937,066

TOTAL MATERIALS		53,226,957

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.5%
American Homes 4 Rent Class A	77,266	1,886,063
Apartment Investment & Management Co. Class A	23,100	1,153,845
Apple Hospitality (REIT), Inc.	375,441	5,796,809
Brixmor Property Group, Inc.	382,171	6,554,233
Camden Property Trust (SBI)	6,498	671,633
Columbia Property Trust, Inc.	14,184	303,254
Crown Castle International Corp.	10,428	1,355,744
Equinix, Inc.	2,143	1,041,048
Equity Commonwealth	125,265	4,079,881
Equity Lifestyle Properties, Inc.	7,584	922,669
Equity Residential (SBI)	5,331	408,195
Essex Property Trust, Inc.	4,468	1,303,494
Gaming & Leisure Properties	152,677	6,029,215
Healthcare Trust of America, Inc.	33,566	966,365
Hospitality Properties Trust (SBI)	58,843	1,463,425
Host Hotels & Resorts, Inc.	414,904	7,513,911
Liberty Property Trust (SBI)	95,672	4,541,550
Outfront Media, Inc.	76,765	1,892,257
Park Hotels & Resorts, Inc.	220,153	6,080,626
Prologis, Inc.	6,642	489,316
PS Business Parks, Inc.	3,672	590,898
Realty Income Corp.	56,660	3,970,733
Retail Properties America, Inc.	506,735	6,025,079
SBA Communications Corp. Class A (a)	10,394	2,249,366
Senior Housing Properties Trust (SBI)	439,011	3,459,407
Spirit Realty Capital, Inc. (b)	153,316	6,540,461
Ventas, Inc.	33,918	2,180,927
VEREIT, Inc.	4,947	43,929
Welltower, Inc.	30,549	2,481,190
Weyerhaeuser Co.	116,992	2,667,418
		84,662,941
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	37,282	1,703,787

TOTAL REAL ESTATE		86,366,728

UTILITIES - 5.4%
Electric Utilities - 2.8%
Entergy Corp.	16,074	1,560,303
Eversource Energy	4,534	334,791
Exelon Corp.	657	31,589
OGE Energy Corp.	162,437	6,750,882
PG&E Corp. (a)	31,297	535,179
Portland General Electric Co.	6,849	362,038
PPL Corp.	287,366	8,552,012
Vistra Energy Corp.	210,854	4,967,720
Xcel Energy, Inc.	136,735	7,840,385
		30,934,899
Gas Utilities - 0.6%
Southwest Gas Holdings, Inc.	14,596	1,242,703
UGI Corp.	100,494	5,186,495
		6,429,198
Independent Power and Renewable Electricity Producers - 0.6%
NRG Energy, Inc.	171,607	5,841,502
The AES Corp.	74,876	1,183,041
		7,024,543
Multi-Utilities - 1.4%
Ameren Corp.	115,214	8,449,795
DTE Energy Co.	1,475	185,068
MDU Resources Group, Inc.	244,295	6,029,201
Public Service Enterprise Group, Inc.	10,053	590,714
Sempra Energy	918	120,671
		15,375,449
Water Utilities - 0.0%
American Water Works Co., Inc.	4,488	507,234

TOTAL UTILITIES		60,271,323

TOTAL COMMON STOCKS
(Cost $1,052,666,539)		1,111,782,670
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $993,082)	1,000,000	993,547
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 2.41% (d)	10,591,128	$10,593,246
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	19,676,097	19,678,064
TOTAL MONEY MARKET FUNDS
(Cost $30,271,310)		30,271,310
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $1,083,930,931)		1,143,047,527
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(20,436,638)
NET ASSETS - 100%		$1,122,610,889

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	59	June 2019	$10,680,180	$(350,135)	$(350,135)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $693,496.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181,932
Fidelity Securities Lending Cash Central Fund	10,203
Total	$192,135

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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